Award Timing Disclosure	12 Months Ended
	Aug. 01, 2025	Sep. 30, 2024	Sep. 26, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Item 402(x) of Regulation S-K requires the Company to discuss its policies and practices on timing of awards of stock options in relation to the disclosure by the Company of material non-public information. Equity awards are discretionary and are generally granted to our executive officers in September of each year following the announcement of our earnings for the previous fiscal year. In certain circumstances, including the hiring, promotion or achievement of an exceptional performance of an officer, the Compensation Committee may approve grants at other times during the year. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2025, the Compensation Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal year 2025.
Executive Officer	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1) ($/Sh)
Percentage change
in the closing
market price of
the securities
underlying the
award between
the trading day
ending immediately
prior to the
disclosure of
material nonpublic
information and
the trading day
beginning immediately
following the
disclosure of
material nonpublic
information(2)

Julie Masino	9/26/2024	53,435	$45.96	$17.83	(1.3)%
Craig Pommells	9/26/2024	14,778	$45.96	$17.83	(1.3)%
Richard Wolfson	9/26/2024	9,639	$45.96	$17.83	(1.3)%
Laura Daily(3)	9/26/2024	6,519	$45.96	$17.83	(1.3)%
Cammie Spillyards-Schaefer(3)	9/26/2024	7,171	$45.96	$17.83	(1.3)%

(1)
The grant date fair value of the disclosed stock options is estimated using the Black-Scholes valuation model.

(2)
The closing price per share of our common stock on September 26, 2024 (the trading date ending immediately prior to the filing of our Annual Report on Form 10-K for fiscal year 2024) was $45.96, and the closing price per share of our common stock on September 30, 2024 (the next trading date beginning immediately following the filing of 10-K our Annual Report on Form 10-K for fiscal year 2024) was $45.35.
(3)
Ms. Daily retired from the Company effective October 1, 2025, and Ms. Spillyards-Schaefer separated from service on October 2, 2025.

Award Timing Method	Item 402(x) of Regulation S-K requires the Company to discuss its policies and practices on timing of awards of stock options in relation to the disclosure by the Company of material non-public information. Equity awards are discretionary and are generally granted to our executive officers in September of each year following the announcement of our earnings for the previous fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table
Executive Officer	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1) ($/Sh)
Percentage change
in the closing
market price of
the securities
underlying the
award between
the trading day
ending immediately
prior to the
disclosure of
material nonpublic
information and
the trading day
beginning immediately
following the
disclosure of
material nonpublic
information(2)

Julie Masino	9/26/2024	53,435	$45.96	$17.83	(1.3)%
Craig Pommells	9/26/2024	14,778	$45.96	$17.83	(1.3)%
Richard Wolfson	9/26/2024	9,639	$45.96	$17.83	(1.3)%
Laura Daily(3)	9/26/2024	6,519	$45.96	$17.83	(1.3)%
Cammie Spillyards-Schaefer(3)	9/26/2024	7,171	$45.96	$17.83	(1.3)%

(1)
The grant date fair value of the disclosed stock options is estimated using the Black-Scholes valuation model.

(2)
The closing price per share of our common stock on September 26, 2024 (the trading date ending immediately prior to the filing of our Annual Report on Form 10-K for fiscal year 2024) was $45.96, and the closing price per share of our common stock on September 30, 2024 (the next trading date beginning immediately following the filing of 10-K our Annual Report on Form 10-K for fiscal year 2024) was $45.35.
(3)
Ms. Daily retired from the Company effective October 1, 2025, and Ms. Spillyards-Schaefer separated from service on October 2, 2025.

Awards Close in Time to MNPI Disclosures
Underlying Securities	45.96	45.35
Juile Masino [Member]
Awards Close in Time to MNPI Disclosures
Name			Julie Masino
Underlying Securities			53,435
Exercise Price | $ / shares			$ 45.96
Fair Value as of Grant Date | $			$ 17.83
Underlying Security Market Price Change			(1.3)
Craig Pommells [Member]
Awards Close in Time to MNPI Disclosures
Name			Craig Pommells
Underlying Securities			14,778
Exercise Price | $ / shares			$ 45.96
Fair Value as of Grant Date | $			$ 17.83
Underlying Security Market Price Change			(1.3)
Richard Wolfson [Member]
Awards Close in Time to MNPI Disclosures
Name			Richard Wolfson
Underlying Securities			9,639
Exercise Price | $ / shares			$ 45.96
Fair Value as of Grant Date | $			$ 17.83
Underlying Security Market Price Change			(1.3)
Laura Daily [Member]
Awards Close in Time to MNPI Disclosures
Name			Laura Daily
Underlying Securities			6,519
Exercise Price | $ / shares			$ 45.96
Fair Value as of Grant Date | $			$ 17.83
Underlying Security Market Price Change			(1.3)
Cammie Spillyards-Schaefer [Member]
Awards Close in Time to MNPI Disclosures
Name			Cammie Spillyards-Schaefer
Underlying Securities			7,171
Exercise Price | $ / shares			$ 45.96
Fair Value as of Grant Date | $			$ 17.83
Underlying Security Market Price Change			(1.3)